Cover	6 Months Ended
Jun. 30, 2020
Cover [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2020
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2020
Current Fiscal Year End Date	--12-31
Enity Registrant Name	STAR BULK CARRIERS CORP.
Entity Central Index Key	0001386716